Note Loans - Additional Information (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2015		Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds			$ 1,100,670		$ 911,164
Reclassification Of Loans Expiration LSA		$ 1,500,000
Reclassification Of Other Real Estate Expiration LSA		18,000	0
Veterans Administration Loan
Accounts, Notes, Loans and Financing Receivable
Reversal Accrued Interest Due To Change In Policy			$ 1,900
Veterans Administration Loan | FHA
Accounts, Notes, Loans and Financing Receivable
Interest Capitalization Policy Policy Text Block

Change in non-accrual accounting policy for guaranteed residential mortgage loans

During the quarter ended September 30, 2015, the Corporation changed its policy on interest income recognition for residential mortgage loans guaranteed by the Federal Housing Administration (“FHA”) or the Veterans Administration (“VA”). Previously, the Corporation discontinued the recognition of interest income on these loans when they were 18-months delinquent as to principal or interest. The Corporation modified its policy to discontinue the recognition of interest when 15-months delinquent as to principal or interest. This change in estimate was based on an analysis of historical collections from these agencies. This change in policy resulted in the reversal of previously accrued interest amounting to approximately $1.9 million during the year ended December 31, 2015.

Pending Dispute With FDIC
Accounts, Notes, Loans and Financing Receivable
Reclassification Of Loans Expiration LSA		$ 248,700
Trading account securities
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds			$ 1,088,121		899,604
Trading account securities | GNMA
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds			869,210		674,557
Trading account securities | FNMA
Accounts, Notes, Loans and Financing Receivable
Transfers Of Financial Assets Accounted For As Sale Initial Fair Value Of Assets Obtained As Proceeds			218,911		225,047
Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Residential Mortgage Loans Sold			98,000		185,000
Other Commercial And Construction Loans Sold
Accounts, Notes, Loans and Financing Receivable
Commercial Construction Loans Sold			43,000		260,000
Consumer | Residential Mortgage
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans			72,000		92,000
Mortgages
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans			588,000		574,000
Commercial Loans
Accounts, Notes, Loans and Financing Receivable
Purchase of Loans			55,000		24,000
Covered loans | Mortgages
Accounts, Notes, Loans and Financing Receivable
Reclassification Of Other Real Estate Expiration LSA	[1]		(3,092)
Westernbank Puerto Rico | A S C Subtopic 31030 [Member] | Acquired loans in an FDIC assisted transaction
Accounts, Notes, Loans and Financing Receivable
Financing Receivable Acquired With Deteriorated Credit Quality			0		100,000
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount			1,974,501	[2]	2,444,172		$ 2,827,947
Westernbank Puerto Rico | A S C Subtopic 31030 [Member] | Consumer | Acquired loans in an FDIC assisted transaction
Accounts, Notes, Loans and Financing Receivable
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount			24,373		27,010
Westernbank Puerto Rico | A S C Subtopic 31030 [Member] | Mortgages | Acquired loans in an FDIC assisted transaction
Accounts, Notes, Loans and Financing Receivable
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount			700,113		809,977
Westernbank Puerto Rico | Covered loans | A S C Subtopic 31030 [Member] | Acquired loans in an FDIC assisted transaction
Accounts, Notes, Loans and Financing Receivable
Outstanding principal balance of SOP loans			2,400,000		3,100,000
SOP Other Loans Acquired
Accounts, Notes, Loans and Financing Receivable
Certain Loans Acquired In Transfer Not Accounted For As Debt Securities Carrying Amount			564,050		212,763	$ 212,763	$ 173,659
Certain Loans Acquired In Transfer Carrying Amount Additions			386,679		58,799
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Additions			132,273		19,190
SOP Other Loans Acquired | A S C Subtopic 31030 [Member]
Accounts, Notes, Loans and Financing Receivable
Outstanding principal balance of SOP loans			$ 710,000		$ 243,000

[1]	Represents the reclassification of OREOs to the non-covered category, pursuant to the expiration of the commercial and consumer shared-loss arrangement with the FDIC related to loans acquired from Westernbank, on June 30, 2015.
[2]	The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $636 million as of December 31, 2015.